James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST

FUND	Class A	Class C	Class I	Class R6
Easterly Snow Long/Short Opportunity Fund	SNOAX	SNOCX	SNOIX	SNORX

Supplement dated January 22, 2026 to the Prospectus and Summary Prospectus of the Fund

dated December 29, 2025

This Supplement updates and supersedes any contrary information contained in the Prospectus and Summary Prospectus.

Martin Snow has been added as a Portfolio Manager for the Easterly Snow Long/Short Opportunity Fund (the “Fund”). Accordingly:

The subsection entitled “Portfolio Managers” within the section entitled “Management” on page 8 of the Summary Prospectus and the subsection entitled “Portfolio Managers” within the subsection entitled “Management” within the section entitled “Fund Summary” on page 28 of the Prospectus, are hereby replaced with the following:

The following individuals serve as the Fund’s day-to-day portfolio managers:

Richard Snow	Senior Portfolio Manager of the Adviser; Portfolio Manager of the Fund since 2023.
Joseph Artuso, CFA	Portfolio Manager of the Adviser; Portfolio Manager of the Fund since 2023.
Martin Snow, CFA, CPA	Portfolio Manager and Research Analyst of the Adviser; Portfolio Manager of the Fund since January 2026.

The information pertaining to the Fund in the subsection entitled “Portfolio Manager(s)” within the section entitled “Management of the Funds” on page 61 of the Prospectus, is hereby replaced with the following:

Richard Snow, Joseph Artuso, CFA, and Martin Snow, CFA, CPA are the co-Portfolio Managers primarily responsible for the day-to-day management of the Easterly Snow Long/Short Opportunity Fund.

The following information is added to the subsection entitled “Portfolio Manager(s)” within the section entitled “Management of the Funds” on page 62 of the Prospectus:

Martin Snow, CFA, CPA is a Portfolio Manager and Research Analyst at Easterly Investment Partners LLC. Prior to joining Easterly, Martin worked for Snow Capital, which he joined in 2018 as an Associate Analyst. Previously, he worked for BDO USA, LLP, where he was a Tax Associate. Martin received his B.S. in Accounting and Finance with a minor in Administration of Justice from the University of Pittsburgh. He is a CFA® charterholder.

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You should read this Supplement in conjunction with the Prospectus and Summary Prospectus dated December 29, 2025.

Please retain this Supplement for future reference.

James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST

FUND	Class A	Class C	Class I	Class R6
Easterly Snow Long/Short Opportunity Fund	SNOAX	SNOCX	SNOIX	SNORX

Supplement dated January 22, 2026 to the to the Statement of Additional Information (“SAI”)

dated December 29, 2025

This Supplement updates and supersedes any contrary information contained in the SAI.

Martin Snow, CFA, CPA has been added as a Portfolio Manager for the Easterly Snow Long/Short Opportunity Fund (the “Fund”). Accordingly:

In the subsection entitled “Portfolio Managers” within the section entitled “Management and Other Services” beginning on page 65 of the SAI, the following information is added:

Other Accounts Managed

The following table lists the number and types of accounts managed by Martin Snow and the assets under management in those accounts as of December 31, 2025.

Portfolio Manager	Funds(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Martin Snow, CFA, CPA Easterly Investment Partners LLC	Easterly Snow Long/Short Opportunity Fund	0	$0	0	$0	1	$0.4	$0.4

*  In addition to the accounts included herein, portfolio managers may also manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Funds.

Compensation

Easterly

Mr. Martin Snow receives compensation for his services in the form of a fixed salary. The portfolio managers also have a profits interest in Easterly Investment Partners LLC (the “Adviser”) entitling them to a share of the earnings for strategies in which they manage; additionally, the portfolio managers may receive equity dividends from their ownership in the Adviser. The portfolio managers are eligible to participate in the Adviser’s retirement plan under the same guidelines and criteria established for all employees of the Adviser.

Ownership of Securities

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities Beneficially Owned of the Fund
Martin Snow[1] CFA, CPA	Easterly Snow Long/Short Opportunity Fund	$500,001 - $1,000,000

1 Information is as of December 31, 2025. Martin Snow began serving as a portfolio manager of the Fund effective January [x], 2026.

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You should read this Supplement in conjunction with the SAI dated December 29, 2025.

Please retain this Supplement for future reference.